Provisions and other non-current liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about provisions and non-current liabilities [abstract]
Disclosure of other provisions [text block]
(USD millions)	2022	2021

Accrued liability for employee benefits:
Defined benefit pension plans [1]	1 723	2 640

Other long-term employee benefits and deferred compensation	554	662

Other post-employment benefits [1]	362	487

Environmental remediation provisions	535	567

Provisions for product liabilities, governmental investigations and other legal matters	154	341

Contingent consideration [2]	704	956

Other non-current liabilities	874	519

Total provisions and other non-current liabilities	4 906	6 172

[1] Note 25 provides additional disclosures related to post-employment benefits.
[2] Note 29 provides additional disclosures related to contingent consideration.

Accrual for environmental loss contingencies [table text block]
(USD millions)	2022	2021	2020

January 1	616	809	714

Cash payments	-6	-169	-10

Releases	-18	- 105	-27

Additions	6	105	82

Currency translation effects	-10	-24	50

December 31	588	616	809

Less current provision	-53	-49	-167

Non-current environmental remediation provisions at December 31	535	567	642

Accrual for environmental loss contingencies, fiscal year maturity [table text block]
(USD millions)	Expected cash outflows

Due within two years	128

Due later than two years, but within five years	163

Due later than five years, but within 10 years	251

Due after 10 years	46

Total environmental remediation provisions	588

Accrual for product liabilities government investigations other legal matters loss contingencies [table text block]
(USD millions)	2022	2021	2020

January 1	397	487	1 369

Impact of acquisitions of businesses	4		11

Cash payments	-105	-292	-1 863

Releases of provisions	-52	-44	-31

Additions to provisions	466	251	1 018

Currency translation effects	-8	-5	-17

December 31	702	397	487

Less current portion	-548	-56	-306

Non-current product liabilities, governmental investigations and other legal matters provisions at December 31	154	341	181